Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2060 Fund*

Shares	Description	Value (†)
Common Stocks — 58.4% of Net Assets
	Aerospace & Defense — 1.4%
246	AAR Corp.(a)	$13,151
11	Axon Enterprise, Inc.(a)	6,746
674	Boeing Co.(a)	123,504
113	General Electric Co.	22,774
44	L3Harris Technologies, Inc.	9,681
37	Lockheed Martin Corp.	17,677
74	Moog, Inc., Class A	12,377
14	Northrop Grumman Corp.	6,811
178	RTX Corp.	22,451
97	Woodward, Inc.	18,194
		253,366
	Air Freight & Logistics — 0.3%
291	Expeditors International of Washington, Inc.	31,984
31	FedEx Corp.	6,520
196	GXO Logistics, Inc.(a)	7,103
47	United Parcel Service, Inc., Class B	4,479
		50,086
	Automobile Components — 0.4%
761	BorgWarner, Inc.	21,597
617	Magna International, Inc.	21,447
1,474	Mobileye Global, Inc., Class A(a)	21,491
193	Visteon Corp.(a)	15,284
		79,819
	Automobiles — 1.5%
1,762	General Motors Co.	79,713
659	Tesla, Inc.(a)	185,943
95	Thor Industries, Inc.	6,880
		272,536
	Banks — 2.9%
409	Ameris Bancorp	23,968
682	Atlantic Union Bankshares Corp.	18,891
733	Banc of California, Inc.	9,881
2,143	Bank of America Corp.	85,463
1,341	Citigroup, Inc.	91,698
78	Citizens Financial Group, Inc.	2,878
233	East West Bancorp, Inc.	19,933
30	First Citizens BancShares, Inc., Class A	53,374
1,273	First Financial Bancorp	29,470
1,224	Fulton Financial Corp.	20,416
205	JPMorgan Chase & Co.	50,147
99	PNC Financial Services Group, Inc.	15,908
294	SouthState Corp.	25,513
132	Truist Financial Corp.	5,061
149	U.S. Bancorp	6,011
391	Webster Financial Corp.	18,494
703	Wells Fargo & Co.	49,920
		527,026
	Beverages — 1.4%
65	Boston Beer Co., Inc., Class A(a)	15,977
424	Coca-Cola Co.	30,761
157	Constellation Brands, Inc., Class A	29,444
1,379	Keurig Dr. Pepper, Inc.	47,700
1,653	Monster Beverage Corp.(a)	99,378
186	PepsiCo, Inc.	25,218
		248,478
	Biotechnology — 1.4%
131	AbbVie, Inc.	25,558
276	Alnylam Pharmaceuticals, Inc.(a)	72,654
29	Amgen, Inc.	8,437
Shares	Description	Value (†)
	Biotechnology — continued
207	BioMarin Pharmaceutical, Inc.(a)	$13,184
308	CRISPR Therapeutics AG(a)	11,910
181	Gilead Sciences, Inc.	19,284
207	Halozyme Therapeutics, Inc.(a)	12,714
75	Incyte Corp.(a)	4,699
117	Neurocrine Biosciences, Inc.(a)	12,600
97	Regeneron Pharmaceuticals, Inc.	58,080
35	United Therapeutics Corp.(a)	10,608
12	Vertex Pharmaceuticals, Inc.(a)	6,114
		255,842
	Broadline Retail — 1.7%
157	Alibaba Group Holding Ltd., ADR	18,750
1,533	Amazon.com, Inc.(a)	282,716
83	eBay, Inc.	5,657
89	Ollie's Bargain Outlet Holdings, Inc.(a)	9,444
		316,567
	Building Products — 0.6%
53	Carlisle Cos., Inc.	20,112
107	Carrier Global Corp.	6,692
632	Fortune Brands Innovations, Inc.	34,014
475	Masco Corp.	28,790
128	Owens Corning	18,613
132	Trex Co., Inc.(a)	7,632
		115,853
	Capital Markets — 3.5%
621	Bank of New York Mellon Corp.	49,935
31	BlackRock, Inc.	28,342
1,097	Carlyle Group, Inc.	42,388
46	Cboe Global Markets, Inc.	10,203
1,224	Charles Schwab Corp.	99,634
92	CME Group, Inc.	25,491
73	FactSet Research Systems, Inc.	31,552
28	Goldman Sachs Group, Inc.	15,331
504	Intercontinental Exchange, Inc.	84,657
336	Janus Henderson Group PLC	11,159
60	KKR & Co., Inc.	6,856
62	Morgan Stanley	7,156
63	MSCI, Inc.	34,342
636	Nasdaq, Inc.	48,470
35	Northern Trust Corp.	3,289
44	S&P Global, Inc.	22,002
470	SEI Investments Co.	36,796
655	State Street Corp.	57,705
243	Stifel Financial Corp.	20,823
31	T. Rowe Price Group, Inc.	2,745
		638,876
	Chemicals — 0.8%
35	Air Products & Chemicals, Inc.	9,488
197	Celanese Corp.	8,769
654	Corteva, Inc.	40,541
45	DuPont de Nemours, Inc.	2,970
68	Ecolab, Inc.	17,097
182	HB Fuller Co.	9,835
130	Innospec, Inc.	11,632
57	Linde PLC	25,834
147	Minerals Technologies, Inc.	7,584
21	Sherwin-Williams Co.	7,411
208	Stepan Co.	10,517
		151,678
	Commercial Services & Supplies — 0.2%
93	MSA Safety, Inc.	14,640

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
201	RB Global, Inc.	$20,241
29	Waste Management, Inc.	6,767
		41,648
	Communications Equipment — 0.2%
49	Arista Networks, Inc.(a)	4,031
167	Ciena Corp.(a)	11,216
58	F5, Inc.(a)	15,355
		30,602
	Construction & Engineering — 0.3%
161	AECOM	15,883
43	Comfort Systems USA, Inc.	17,095
45	EMCOR Group, Inc.	18,031
27	Quanta Services, Inc.	7,902
		58,911
	Construction Materials — 0.1%
22	Martin Marietta Materials, Inc.	11,527
54	Vulcan Materials Co.	14,166
		25,693
	Consumer Finance — 0.8%
2,018	Ally Financial, Inc.	65,908
39	American Express Co.	10,390
360	Capital One Financial Corp.	64,894
		141,192
	Consumer Staples Distribution & Retail — 0.8%
182	BJ's Wholesale Club Holdings, Inc.(a)	21,396
42	Casey's General Stores, Inc.	19,429
20	Costco Wholesale Corp.	19,890
364	Kroger Co.	26,284
134	Sprouts Farmers Market, Inc.(a)	22,914
32	Target Corp.	3,094
370	Walmart, Inc.	35,983
		148,990
	Containers & Packaging — 0.2%
187	Crown Holdings, Inc.	18,014
302	Sonoco Products Co.	12,382
		30,396
	Distributors — 0.2%
242	Genuine Parts Co.	28,447
	Diversified Consumer Services — 0.3%
32	Duolingo, Inc.(a)	12,463
84	Grand Canyon Education, Inc.(a)	14,983
224	Service Corp. International	17,898
		45,344
	Diversified REITs — 0.1%
543	American Assets Trust, Inc.	10,170
	Diversified Telecommunication Services — 0.4%
1,335	AT&T, Inc.	36,980
303	Iridium Communications, Inc.	7,311
655	Verizon Communications, Inc.	28,859
		73,150
	Electric Utilities — 0.5%
132	Alliant Energy Corp.	8,057
163	Eversource Energy	9,695
133	Exelon Corp.	6,238
293	FirstEnergy Corp.	12,564
123	IDACORP, Inc.	14,525
615	PPL Corp.	22,448
116	Xcel Energy, Inc.	8,201
		81,728
Shares	Description	Value (†)
	Electrical Equipment — 0.3%
44	Eaton Corp. PLC	$12,952
140	Emerson Electric Co.	14,716
26	GE Vernova, Inc.	9,641
279	nVent Electric PLC	15,320
102	Regal Rexnord Corp.	10,796
		63,425
	Electronic Equipment, Instruments & Components — 0.9%
142	Advanced Energy Industries, Inc.	13,832
110	Amphenol Corp., Class A	8,465
297	Avnet, Inc.	13,956
240	Cognex Corp.	6,552
164	Coherent Corp.(a)	10,549
32	Fabrinet(a)	6,562
408	Flex Ltd.(a)	14,011
756	Knowles Corp.(a)	11,899
47	Littelfuse, Inc.	8,569
352	TE Connectivity PLC	51,526
16	Teledyne Technologies, Inc.(a)	7,456
14	Zebra Technologies Corp., Class A(a)	3,504
		156,881
	Energy Equipment & Services — 0.2%
620	ChampionX Corp.	14,960
857	NOV, Inc.	9,950
183	Schlumberger NV	6,085
		30,995
	Entertainment — 1.8%
38	Electronic Arts, Inc.	5,513
57	Live Nation Entertainment, Inc.(a)	7,550
168	Netflix, Inc.(a)	190,129
33	Take-Two Interactive Software, Inc.(a)	7,699
882	Walt Disney Co.	80,218
3,670	Warner Bros. Discovery, Inc.(a)	31,819
		322,928
	Financial Services — 2.2%
363	Block, Inc.(a)	21,225
896	Corebridge Financial, Inc.	26,548
480	Equitable Holdings, Inc.	23,736
210	Fiserv, Inc.(a)	38,760
473	Global Payments, Inc.	36,095
26	Jack Henry & Associates, Inc.	4,509
27	Mastercard, Inc., Class A	14,798
993	MGIC Investment Corp.	24,736
406	PayPal Holdings, Inc.(a)	26,731
455	Visa, Inc., Class A	157,202
215	Voya Financial, Inc.	12,728
61	WEX, Inc.(a)	7,952
		395,020
	Food Products — 0.6%
2,136	B&G Foods, Inc.	14,717
340	General Mills, Inc.	19,292
39	Hershey Co.	6,520
123	Ingredion, Inc.	16,337
104	Kellanova	8,608
491	Kraft Heinz Co.	14,288
101	McCormick & Co., Inc.	7,743
275	Mondelez International, Inc., Class A	18,736
		106,241
	Gas Utilities — 0.3%
84	Atmos Energy Corp.	13,493

Shares	Description	Value (†)
	Gas Utilities — continued
341	New Jersey Resources Corp.	$16,688
211	ONE Gas, Inc.	16,566
		46,747
	Ground Transportation — 0.4%
338	CSX Corp.	9,488
21	Norfolk Southern Corp.	4,705
89	Ryder System, Inc.	12,252
26	Saia, Inc.(a)	6,344
72	Uber Technologies, Inc.(a)	5,833
71	Union Pacific Corp.	15,312
112	XPO, Inc.(a)	11,885
		65,819
	Health Care Equipment & Supplies — 1.2%
13	Align Technology, Inc.(a)	2,253
745	Baxter International, Inc.	23,222
61	Becton Dickinson & Co.	12,632
67	Edwards Lifesciences Corp.(a)	5,058
573	GE HealthCare Technologies, Inc.	40,299
84	Glaukos Corp.(a)	7,917
103	Hologic, Inc.(a)	5,995
103	Intuitive Surgical, Inc.(a)	53,127
151	Merit Medical Systems, Inc.(a)	14,262
49	Penumbra, Inc.(a)	14,349
20	ResMed, Inc.	4,732
39	STERIS PLC	8,765
58	Stryker Corp.	21,687
45	Zimmer Biomet Holdings, Inc.	4,637
		218,935
	Health Care Providers & Services — 1.6%
81	Cardinal Health, Inc.	11,444
1,068	Centene Corp.(a)	63,920
31	Chemed Corp.	18,027
52	Cigna Group	17,682
442	CVS Health Corp.	29,486
153	Elevance Health, Inc.	64,349
17	HCA Healthcare, Inc.	5,866
116	HealthEquity, Inc.(a)	9,944
11	Humana, Inc.	2,885
22	Labcorp Holdings, Inc.	5,302
17	McKesson Corp.	12,117
550	Option Care Health, Inc.(a)	17,770
90	UnitedHealth Group, Inc.	37,030
		295,822
	Health Care REITs — 0.1%
175	Welltower, Inc.	26,703
	Health Care Technology — 0.7%
1,384	Doximity, Inc., Class A(a)	78,722
235	Veeva Systems, Inc., Class A(a)	54,917
		133,639
	Hotel & Resort REITs — 0.0%
170	Host Hotels & Resorts, Inc.	2,400
	Hotels, Restaurants & Leisure — 1.4%
473	Airbnb, Inc., Class A(a)	57,668
367	Aramark	12,269
3	Booking Holdings, Inc.	15,298
150	Chipotle Mexican Grill, Inc.(a)	7,578
38	DoorDash, Inc., Class A(a)	7,330
130	Marriott Vacations Worldwide Corp.	7,125
87	McDonald's Corp.	27,809
617	Starbucks Corp.	49,391
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
306	Travel & Leisure Co.	$13,443
40	Wingstop, Inc.	10,556
510	Yum China Holdings, Inc.	22,088
162	Yum! Brands, Inc.	24,371
		254,926
	Household Durables — 0.3%
301	KB Home	16,263
182	Meritage Homes Corp.	12,401
310	Taylor Morrison Home Corp.(a)	17,779
157	Toll Brothers, Inc.	15,837
		62,280
	Household Products — 0.5%
160	Church & Dwight Co., Inc.	15,894
66	Colgate-Palmolive Co.	6,085
454	Energizer Holdings, Inc.	12,276
366	Procter & Gamble Co.	59,501
		93,756
	Independent Power & Renewable Electricity Producers — 0.1%
354	AES Corp.	3,540
351	Clearway Energy, Inc., Class A	9,600
		13,140
	Industrial Conglomerates — 0.1%
43	3M Co.	5,973
51	Honeywell International, Inc.	10,736
		16,709
	Industrial REITs — 0.1%
77	Prologis, Inc.	7,870
421	Rexford Industrial Realty, Inc.	13,935
		21,805
	Insurance — 1.9%
35	Allstate Corp.	6,944
751	American International Group, Inc.	61,221
72	Arch Capital Group Ltd.	6,529
69	Arthur J Gallagher & Co.	22,128
228	Assured Guaranty Ltd.	20,002
36	Chubb Ltd.	10,299
217	First American Financial Corp.	13,196
130	Hanover Insurance Group, Inc.	21,593
118	Hartford Insurance Group, Inc.	14,475
51	Marsh & McLennan Cos., Inc.	11,499
57	Prudential Financial, Inc.	5,854
252	Reinsurance Group of America, Inc.	47,202
188	Selective Insurance Group, Inc.	16,399
58	Travelers Cos., Inc.	15,320
209	Willis Towers Watson PLC	64,330
		336,991
	Interactive Media & Services — 2.7%
797	Alphabet, Inc., Class A	126,564
1,115	Alphabet, Inc., Class C	179,392
311	Meta Platforms, Inc., Class A	170,739
353	Yelp, Inc.(a)	12,383
		489,078
	IT Services — 0.6%
70	Accenture PLC, Class A	20,941
165	Cognizant Technology Solutions Corp., Class A	12,139
48	International Business Machines Corp.	11,607
336	Kyndryl Holdings, Inc.(a)	10,893
601	Shopify, Inc., Class A(a)	57,095
		112,675

Shares	Description	Value (†)
	Leisure Products — 0.1%
658	Mattel, Inc.(a)	$10,456
	Life Sciences Tools & Services — 0.7%
39	Agilent Technologies, Inc.	4,196
848	Avantor, Inc.(a)	11,015
36	Bio-Techne Corp.	1,813
14	Charles River Laboratories International, Inc.(a)	1,661
52	Danaher Corp.	10,365
361	Illumina, Inc.(a)	28,014
338	IQVIA Holdings, Inc.(a)	52,414
70	Repligen Corp.(a)	9,659
8	West Pharmaceutical Services, Inc.	1,690
		120,827
	Machinery — 1.2%
91	AGCO Corp.	7,720
196	Deere & Co.	90,858
69	Dover Corp.	11,775
102	Fortive Corp.	7,108
297	Graco, Inc.	24,238
24	Illinois Tool Works, Inc.	5,758
208	ITT, Inc.	28,500
126	Oshkosh Corp.	10,554
116	SPX Technologies, Inc.(a)	15,561
209	Terex Corp.	7,357
134	Toro Co.	9,149
		218,578
	Media — 0.9%
151	Charter Communications, Inc., Class A(a)	59,171
1,353	Comcast Corp., Class A	46,273
307	Fox Corp., Class B	14,196
353	Interpublic Group of Cos., Inc.	8,867
234	Liberty Broadband Corp., Class C(a)	21,151
153	Omnicom Group, Inc.	11,652
		161,310
	Metals & Mining — 0.3%
268	Alcoa Corp.	6,574
73	Carpenter Technology Corp.	14,280
75	Freeport-McMoRan, Inc.	2,702
113	Newmont Corp.	5,953
65	Reliance, Inc.	18,735
266	U.S. Steel Corp.	11,627
		59,871
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,017	Annaly Capital Management, Inc.	19,933
	Multi-Utilities — 0.1%
135	Consolidated Edison, Inc.	15,221
53	DTE Energy Co.	7,261
32	WEC Energy Group, Inc.	3,505
		25,987
	Office REITs — 0.3%
743	COPT Defense Properties	19,400
687	Easterly Government Properties, Inc.	13,857
638	Highwoods Properties, Inc.	18,145
336	Kilroy Realty Corp.	10,587
		61,989
	Oil, Gas & Consumable Fuels — 2.4%
375	Antero Resources Corp.(a)	13,061
1,661	APA Corp.	25,812
215	Chevron Corp.	29,253
334	CNX Resources Corp.(a)	9,830
838	ConocoPhillips	74,683
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
163	Devon Energy Corp.	$4,957
24	Diamondback Energy, Inc.	3,168
398	EOG Resources, Inc.	43,911
484	Exxon Mobil Corp.	51,125
38	Hess Corp.	4,904
608	Kinder Morgan, Inc.	15,990
291	Marathon Petroleum Corp.	39,986
107	ONEOK, Inc.	8,791
325	Ovintiv, Inc.	10,913
678	Phillips 66	70,553
364	Range Resources Corp.	12,351
47	Valero Energy Corp.	5,456
214	Williams Cos., Inc.	12,534
		437,278
	Passenger Airlines — 0.3%
1,087	American Airlines Group, Inc.(a)	10,816
1,151	Delta Air Lines, Inc.	47,916
		58,732
	Personal Care Products — 0.2%
49	Estee Lauder Cos., Inc., Class A	2,938
1,733	Kenvue, Inc.	40,899
		43,837
	Pharmaceuticals — 1.7%
290	Bristol-Myers Squibb Co.	14,558
32	Eli Lilly & Co.	28,766
90	Jazz Pharmaceuticals PLC(a)	10,526
346	Johnson & Johnson	54,083
969	Merck & Co., Inc.	82,559
191	Novartis AG, ADR	21,677
612	Novo Nordisk AS, ADR	40,667
677	Pfizer, Inc.	16,526
580	Roche Holding AG, ADR	23,647
79	Zoetis, Inc.	12,356
		305,365
	Professional Services — 0.7%
25	Automatic Data Processing, Inc.	7,515
228	Equifax, Inc.	59,309
203	Exponent, Inc.	15,972
171	Korn Ferry	10,551
55	Leidos Holdings, Inc.	8,095
32	Paychex, Inc.	4,708
69	Paylocity Holding Corp.(a)	13,255
		119,405
	Real Estate Management & Development — 0.4%
353	CBRE Group, Inc., Class A(a)	43,130
36	CoStar Group, Inc.(a)	2,670
85	Jones Lang LaSalle, Inc.(a)	19,330
		65,130
	Residential REITs — 0.0%
39	AvalonBay Communities, Inc.	8,189
	Retail REITs — 0.2%
1,226	Brixmor Property Group, Inc.	30,540
	Semiconductors & Semiconductor Equipment — 3.2%
173	Advanced Micro Devices, Inc.(a)	16,841
89	Analog Devices, Inc.	17,348
73	Applied Materials, Inc.	11,002
492	ARM Holdings PLC, ADR(a)	56,113
179	Broadcom, Inc.	34,452
319	Entegris, Inc.	25,239
489	Intel Corp.	9,829

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
80	Lam Research Corp.	$5,734
184	Lattice Semiconductor Corp.(a)	9,003
45	Microchip Technology, Inc.	2,074
123	Micron Technology, Inc.	9,465
183	MKS Instruments, Inc.	12,836
2,709	NVIDIA Corp.	295,064
39	ON Semiconductor Corp.(a)	1,548
72	Onto Innovation, Inc.(a)	8,782
312	QUALCOMM, Inc.	46,319
69	Silicon Laboratories, Inc.(a)	7,021
102	Texas Instruments, Inc.	16,325
		584,995
	Software — 4.5%
35	Adobe, Inc.(a)	13,124
15	ANSYS, Inc.(a)	4,828
295	Autodesk, Inc.(a)	80,904
39	Cadence Design Systems, Inc.(a)	11,612
188	Docusign, Inc.(a)	15,369
358	Dynatrace, Inc.(a)	16,815
146	Guidewire Software, Inc.(a)	29,896
15	Intuit, Inc.	9,412
81	Manhattan Associates, Inc.(a)	14,369
700	Microsoft Corp.	276,682
887	Oracle Corp.	124,819
36	Palo Alto Networks, Inc.(a)	6,730
38	PTC, Inc.(a)	5,889
70	Qualys, Inc.(a)	8,800
41	Roper Technologies, Inc.	22,963
309	Salesforce, Inc.	83,031
18	ServiceNow, Inc.(a)	17,190
60	SPS Commerce, Inc.(a)	8,611
14	Synopsys, Inc.(a)	6,426
18	Tyler Technologies, Inc.(a)	9,779
191	Workday, Inc., Class A(a)	46,795
		814,044
	Specialized REITs — 0.1%
34	American Tower Corp.	7,664
39	Crown Castle, Inc.	4,124
22	Digital Realty Trust, Inc.	3,532
9	Equinix, Inc.	7,747
		23,067
	Specialty Retail — 0.8%
42	Asbury Automotive Group, Inc.(a)	9,162
72	Burlington Stores, Inc.(a)	16,203
64	Dick's Sporting Goods, Inc.	12,015
131	Floor & Decor Holdings, Inc., Class A(a)	9,359
349	GameStop Corp., Class A(a)	9,723
80	Home Depot, Inc.	28,839
41	Lithia Motors, Inc.	12,003
48	Lowe's Cos., Inc.	10,731
8	O'Reilly Automotive, Inc.(a)	11,322
45	Ross Stores, Inc.	6,255
205	TJX Cos., Inc.	26,379
		151,991
	Technology Hardware, Storage & Peripherals — 1.3%
1,067	Apple, Inc.	226,738
227	Hewlett Packard Enterprise Co.	3,682
126	HP, Inc.	3,222
55	NetApp, Inc.	4,936
		238,578
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.4%
78	Crocs, Inc.(a)	$7,521
7	Lululemon Athletica, Inc.(a)	1,895
739	NIKE, Inc., Class B	41,680
120	PVH Corp.	8,278
29	Ralph Lauren Corp.	6,523
1,904	Under Armour, Inc., Class A(a)	10,891
406	VF Corp.	4,823
		81,611
	Trading Companies & Distributors — 0.2%
288	Core & Main, Inc., Class A(a)	15,172
45	Watsco, Inc.	20,693
		35,865
	Water Utilities — 0.2%
419	American States Water Co.	33,985
32	American Water Works Co., Inc.	4,704
		38,689
	Wireless Telecommunication Services — 0.1%
409	Telephone & Data Systems, Inc.	15,333
	Total Common Stocks (Identified Cost $9,808,482)	10,624,913

Principal Amount
Bonds and Notes — 3.8%
	Apartment REITs — 0.0%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,700
	Automotive — 0.1%
6,000	Cummins, Inc., 5.150%, 2/20/2034	6,087
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,926
2,000	Lear Corp., 4.250%, 5/15/2029	1,946
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,712
		18,671
	Banking — 0.4%
3,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	2,901
8,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	7,033
8,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,735
6,000	Citigroup, Inc., 4.600%, 3/09/2026	5,997
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,996
4,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	4,007
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,164
5,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	5,379
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,934
3,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	2,896
3,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	2,977
6,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	5,878
7,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	7,005
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,586
		70,488

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$8,000	BlackRock, Inc., 2.400%, 4/30/2030	$7,321
7,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,511
		11,832
	Building Materials — 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,698
6,000	Owens Corning, 3.950%, 8/15/2029	5,840
		9,538
	Chemicals — 0.1%
9,000	Ecolab, Inc., 2.125%, 2/01/2032	7,675
1,000	LYB International Finance BV, 5.250%, 7/15/2043	869
		8,544
	Consumer Products — 0.0%
6,000	Kenvue, Inc., 5.050%, 3/22/2053	5,570
2,000	Procter & Gamble Co., 3.000%, 3/25/2030	1,909
		7,479
	Diversified Manufacturing — 0.1%
6,000	Eaton Corp., 4.150%, 3/15/2033	5,763
4,000	Emerson Electric Co., 2.000%, 12/21/2028	3,709
		9,472
	Electric — 0.2%
4,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	3,766
9,000	Entergy Corp., 0.900%, 9/15/2025	8,872
5,000	Exelon Corp., 4.050%, 4/15/2030	4,868
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,123
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,910
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	727
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,920
		36,186
	Environmental — 0.0%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,366
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,465
		4,831
	Finance Companies — 0.1%
6,000	ARES Capital Corp., 3.250%, 7/15/2025	5,981
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,835
		8,816
	Food & Beverage — 0.2%
4,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	3,581
7,000	Coca-Cola Co., 1.450%, 6/01/2027	6,663
5,000	Kellanova, 4.300%, 5/15/2028	5,012
4,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	3,747
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,678
8,000	PepsiCo, Inc., 2.750%, 3/19/2030	7,478
		30,159
	Government Owned - No Guarantee — 0.1%
6,000	Equinor ASA, 3.625%, 4/06/2040	4,887
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,218
		15,105
	Health Care REITs — 0.1%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,899
3,000	Welltower OP LLC, 2.800%, 6/01/2031	2,701
		12,600
Principal Amount	Description	Value (†)
	Health Insurance — 0.1%
$6,000	Elevance Health, Inc., 4.101%, 3/01/2028	$5,965
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,211
		11,176
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,993
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,985
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,948
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,702
		11,628
	Home Construction — 0.0%
6,000	NVR, Inc., 3.000%, 5/15/2030	5,523
	Integrated Energy — 0.0%
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,489
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,099
6,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,594
3,000	MetLife, Inc., 5.375%, 7/15/2033	3,092
5,000	Prudential Financial, Inc., 3.935%, 12/07/2049	3,758
		14,543
	Media Entertainment — 0.0%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,996
6,000	Netflix, Inc., 4.900%, 8/15/2034	6,050
		8,046
	Metals & Mining — 0.0%
4,000	Nucor Corp., 3.125%, 4/01/2032	3,589
	Midstream — 0.0%
4,000	Enbridge, Inc., 5.625%, 4/05/2034	4,047
	Mortgage Related — 0.9%
6,729	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	5,344
5,149	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	4,088
7,174	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	5,969
2,355	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	1,955
4,854	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	4,033
1,704	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	1,416
1,710	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	1,422
3,104	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	2,701
3,300	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	2,868
5,055	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	4,391
2,552	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	2,217
6,065	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	5,268
3,458	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	3,003
5,774	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	5,219
3,360	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	3,035
6,126	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	5,537
844	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	788
2,733	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	2,616
4,591	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	4,501
3,121	Federal National Mortgage Association, 2.000%, 7/01/2051	2,488
12,576	Federal National Mortgage Association, 2.000%, 8/01/2051	10,023
805	Federal National Mortgage Association, 2.000%, 10/01/2051	639
5,172	Federal National Mortgage Association, 2.000%, 4/01/2052	4,111
3,449	Federal National Mortgage Association, 2.500%, 2/01/2051	2,870
2,187	Federal National Mortgage Association, 2.500%, 8/01/2051	1,821

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,491	Federal National Mortgage Association, 2.500%, 9/01/2051	$1,242
4,860	Federal National Mortgage Association, 2.500%, 2/01/2052	4,055
6,681	Federal National Mortgage Association, 2.500%, 4/01/2052	5,551
8,532	Federal National Mortgage Association, 2.500%, 5/01/2052	7,089
417	Federal National Mortgage Association, 3.000%, 4/01/2034	405
463	Federal National Mortgage Association, 3.000%, 6/01/2049	407
993	Federal National Mortgage Association, 3.000%, 12/01/2049	868
2,700	Federal National Mortgage Association, 3.000%, 5/01/2051	2,351
3,280	Federal National Mortgage Association, 3.000%, 4/01/2052	2,854
7,797	Federal National Mortgage Association, 3.000%, 7/01/2052	6,770
689	Federal National Mortgage Association, 3.500%, 6/01/2049	627
229	Federal National Mortgage Association, 3.500%, 8/01/2049	208
1,579	Federal National Mortgage Association, 3.500%, 4/01/2052	1,427
6,543	Federal National Mortgage Association, 3.500%, 5/01/2052	5,915
164	Federal National Mortgage Association, 4.000%, 3/01/2050	154
1,698	Federal National Mortgage Association, 4.000%, 8/01/2052	1,586
2,544	Federal National Mortgage Association, 4.000%, 9/01/2052	2,375
7,252	Federal National Mortgage Association, 4.000%, 5/01/2053	6,765
251	Federal National Mortgage Association, 4.500%, 5/01/2049	244
2,635	Federal National Mortgage Association, 4.500%, 2/01/2053	2,525
886	Federal National Mortgage Association, 4.500%, 4/01/2053	848
901	Federal National Mortgage Association, 4.500%, 7/01/2053	862
4,571	Federal National Mortgage Association, 4.500%, 8/01/2053	4,373
788	Government National Mortgage Association, 3.000%, 4/20/2052	698
4,824	Government National Mortgage Association, 3.000%, 6/20/2052	4,272
2,750	Government National Mortgage Association, 4.000%, 8/20/2053	2,569
2,690	Government National Mortgage Association, 5.000%, 7/20/2053	2,643
12,620	Government National Mortgage Association, 5.500%, 4/20/2053	12,655
		170,661
	Office REITs — 0.0%
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,878
Principal Amount	Description	Value (†)
	Oil Field Services — 0.1%
$6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$5,875
4,000	Schlumberger Investment SA, 4.850%, 5/15/2033	3,846
		9,721
	Other REITs — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,547
	Pharmaceuticals — 0.1%
7,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	6,207
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,668
6,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	5,805
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,607
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,403
		18,690
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,839
5,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	4,446
		6,285
	Railroads — 0.1%
6,000	CSX Corp., 2.600%, 11/01/2026	5,849
11,000	Union Pacific Corp., 2.950%, 3/10/2052	6,949
		12,798
	Restaurants — 0.0%
7,000	Starbucks Corp., 2.250%, 3/12/2030	6,282
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,728
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,927
		4,655
	Retailers — 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	1,802
9,000	Home Depot, Inc., 1.375%, 3/15/2031	7,558
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,264
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,951
		19,575
	Technology — 0.2%
5,000	Adobe, Inc., 2.300%, 2/01/2030	4,601
3,000	Intel Corp., 2.450%, 11/15/2029	2,702
7,000	International Business Machines Corp., 4.000%, 6/20/2042	5,708
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,615
4,000	Oracle Corp., 2.950%, 5/15/2025	3,997
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,563
3,000	QUALCOMM, Inc., 4.500%, 5/20/2052	2,484
7,000	Salesforce, Inc., 1.500%, 7/15/2028	6,481
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	4,051
		43,202
	Treasuries — 0.4%
12,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	5,837
7,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	5,126
6,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,186
16,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	11,902
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	6,756
12,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	8,931
6,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	5,556
12,000	U.S. Treasury Notes, 3.125%, 8/31/2027	11,874
5,000	U.S. Treasury Notes, 4.625%, 2/15/2035	5,187
		65,355
	Utility Other — 0.0%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,307
	Wireless — 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,344

Principal Amount	Description	Value (†)
	Wirelines — 0.0%
$2,000	AT&T, Inc., 3.650%, 6/01/2051	$1,399
9,000	Verizon Communications, Inc., 2.650%, 11/20/2040	6,327
		7,726
	Total Bonds and Notes (Identified Cost $710,605)	691,488

Shares
Exchange-Traded Funds — 9.2%
19,683	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,510,241)	1,666,756

Mutual Funds — 14.9%
68,003	WCM Focused Emerging Markets Fund, Institutional Class	1,018,681
70,089	WCM Focused International Growth Fund, Institutional Class	1,682,848
	Total Mutual Funds (Identified Cost $2,695,438)	2,701,529

Affiliated Mutual Funds — 10.6%
30,310	Mirova Global Green Bond Fund, Class N	263,391
128,110	Mirova International Megatrends Fund, Class N	1,665,426
	Total Affiliated Mutual Funds (Identified Cost $1,902,245)	1,928,817

Principal Amount	Description	Value (†)
Short-Term Investments — 3.6%
$661,671	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $661,717 on 5/01/2025 collateralized by $473,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $629,614; $45,400 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $46,441 including accrued interest(c) (Identified Cost $661,671)	$661,671
	Total Investments — 100.5% (Identified Cost $17,288,682)	18,275,174
	Other assets less liabilities — (0.5)%	(93,705)
	Net Assets — 100.0%	$18,181,469

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2060 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $4,930 or less than 0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$281,075	$270	$20,694	$909	$1,831	$263,391	30,310	$ —
Mirova International Megatrends Fund, Class N	1,692,721	1,957	94,875	11,160	54,463	1,665,426	128,110	—
	$1,973,796	$2,227	$115,569	$12,069	$56,294	$1,928,817	158,420	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,624,913	$ —	$ —	$10,624,913
Bonds and Notes(a)	—	691,488	—	691,488
Exchange-Traded Funds	1,666,756	—	—	1,666,756
Mutual Funds	2,701,529	—	—	2,701,529
Affiliated Mutual Funds	1,928,817	—	—	1,928,817
Short-Term Investments	—	661,671	—	661,671
Total Investments	$16,922,015	$1,353,159	$—	$18,275,174

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Equity	91.7%
Fixed Income	5.2
Short-Term Investments	3.6
Total Investments	100.5
Other assets less liabilities	(0.5)
Net Assets	100.0%